Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(Loss) / Profit before tax	$ (6,037)	$ 15,741	$ 16,205
Tax expense calculated at statutory tax rates applicable to profits in the respective countries	2,658	9,280	10,587
(Income)/expense not (recoverable)/deductible for tax	4,028	156	795
Effect of tax exemptions	(560)	(1,552)	(2,102)
Effect of foreign tax rate difference	508	(139)	(659)
Losses not recognized	2,025	1,234	501
Under provision in prior years	(379)	9	(2,595)
Others	333	4	435
Income tax expense	$ 8,613	$ 8,992	$ 6,962